Convertible Loans (Details Textual) - USD ($)					1 Months Ended							6 Months Ended
		Jul. 14, 2016	Jun. 14, 2016	Jun. 02, 2016	Nov. 28, 2016	Nov. 22, 2016	Nov. 01, 2016	May 10, 2016	May 09, 2016	Apr. 19, 2016	Feb. 16, 2016	Nov. 30, 2016	Jun. 03, 2016	Nov. 30, 2015
Convertible Loans (Textual)
Principal amount of loan												$ 342,750
Original issue discount												168,926
Remaining debt discount														$ (134,148)
Derivative liability at its fair value		$ 71,192,000										$ 401,712	$ 510,596
Gain on the change in the fair value		17,664
Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Original issue discount										$ 30,000	$ 40,000
Derivative liability at its fair value										$ 124,890	134,892
Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issue Date	[1]											Feb. 16, 2016
Principal amount of loan							$ 4,004					$ 40,000 [1]
Original issue discount	[1]											$ (40,000)
Interest rate	[1]											8.00%
Due date	[1]											Feb. 16, 2017
Remaining debt discount											28,493	$ (133,280)
Derivative liability at its fair value							$ 91,172					36,845
Converted into shares of common stock							154,000
Debt discount amortized												18,175
Loan fees												25,996
Gain on the change in the fair value							$ 52,011					$ 88,045
Gain on settlement of debt											$ 71,192
Common stock per share							$ 0.026
Crown Bridge Partners, LLC One [Member]
Convertible Loans (Textual)
Issue Date	[2]											Apr. 19, 2016
Principal amount of loan	[2]											$ 30,000
Original issue discount	[1]											$ (7,821)
Interest rate	[2]											8.00%
Due date	[2]											Apr. 19, 2017
Adar Bays, LLC [Member]
Convertible Loans (Textual)
Issue Date									May 09, 2016			May 09, 2016
Principal amount of loan					$ 3,000				$ 30,000			$ 30,000
Original issue discount												$ (10,159)
Interest rate									8.00%			8.00%
Due date									May 09, 2017			May 09, 2017
Description of loan accrued interest
The conversion rate will be at a discount of 52% of the lowest price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.

Derivative liability at its fair value					$ 40,273							$ 38,092
Converted into shares of common stock					229,850
Debt discount amortized												16,841
Gain on the change in the fair value					$ 8,331							$ 70,708
Adar Bays, LLC [Member] | Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Derivative liability at its fair value									$ 108,800
Debt discount amortized									30,000
Eagle Equities, LLC [Member]
Convertible Loans (Textual)
Issue Date												May 09, 2016
Principal amount of loan												$ 30,000
Original issue discount												$ (13,151)
Interest rate												8.00%
Due date												May 09, 2017
Derivative liability at its fair value												$ 42,358
Debt discount amortized												16,849
Gain on the change in the fair value												$ 66,442
Eagle Equities, LLC [Member] | Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Derivative liability at its fair value									108,800
Loan fees									$ 30,000
Auctus Fund, LLC [Member]
Convertible Loans (Textual)
Issue Date												May 10, 2016
Principal amount of loan												$ 77,750
Original issue discount												$ (20,282)
Interest rate												8.00%
Due date												Feb. 10, 2017
Derivative liability at its fair value												$ 99,176
Converted into shares of common stock						250,000
Debt discount amortized												57,468
Loan fees												77,750
Gain on the change in the fair value												162,598
Common stock per share						$ 0.01305
Accrued unpaid interest						$ 3,265.50						$ 77.34
Auctus Fund, LLC [Member] | Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Derivative liability at its fair value								$ 261,774
Debt discount amortized								$ 77,750
JSJ Investments Inc. [Member]
Convertible Loans (Textual)
Issue Date												Jun. 02, 2016
Principal amount of loan												$ 55,000
Original issue discount												$ (34,554)
Interest rate												8.00%
Due date												Feb. 26, 2017
Derivative liability at its fair value												$ 71,255
Gain on the change in the fair value												$ 96,640
JSJ Investments Inc. [Member] | Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Derivative liability at its fair value				$ 167,895
Debt discount amortized				$ 55,000
Black Forest Capital LLC [Member]
Convertible Loans (Textual)
Issue Date												Jun. 14, 2016
Principal amount of loan												$ 80,000
Original issue discount												$ (42,959)
Interest rate												8.00%
Due date												Jun. 14, 2017
Derivative liability at its fair value												$ 113,985
Debt discount amortized												37,041
Gain on the change in the fair value												$ 114,125
Black Forest Capital LLC [Member] | Black Scholes Merton Pricing Model [Member]
Convertible Loans (Textual)
Derivative liability at its fair value			$ 228,110
Debt discount amortized			$ 80,000
Convertible Promissory Note (Member) | Crown Bridge Partners, LLC [Member]
Convertible Loans (Textual)
Issue Date										Apr. 19, 2016	Feb. 16, 2016
Principal amount of loan										$ 30,000	$ 40,000
Original issue discount										$ 3,500	$ 4,000
Interest rate										8.00%	8.00%
Due date										Apr. 19, 2017	Feb. 16, 2017
Description of loan accrued interest

The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principle plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.

The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.

Repaid principal amount		40,000
Accrued interest		1,307
Early payment penalty		$ 20,965
Gain on the change in the fair value										$ 124,890
Conversion rate of discount										48.00%	48.00%
Convertible Promissory Note (Member) | Auctus Fund, LLC [Member]
Convertible Loans (Textual)
Issue Date								May 10, 2016
Principal amount of loan								$ 77,750
Original issue discount								$ 6,750
Interest rate								8.00%
Due date								May 10, 2017
Description of loan accrued interest
The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Days 121 through 150, pre-paying the principal plus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%.

Convertible Promissory Note (Member) | JSJ Investments Inc. [Member]
Convertible Loans (Textual)
Issue Date				Jun. 02, 2016
Principal amount of loan				$ 55,000
Original issue discount				$ 3,000
Interest rate				8.00%
Due date				Jun. 02, 2017
Description of loan accrued interest
The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Day 121 through 150 days, pre-paying the principal plus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%.

Loan fees				$ 2,000
Convertible Promissory Note (Member) | Black Forest Capital LLC [Member]
Convertible Loans (Textual)
Issue Date			Jun. 14, 2016
Principal amount of loan			$ 80,000
Original issue discount			$ 8,000
Interest rate			8.00%
Due date			Jun. 14, 2017
Description of loan accrued interest
The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Day 121 through 150 days, pre-paying the principleplus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%.

Loan fees			$ 2,000
Convertible Redeemable Note [Member] | Eagle Equities, LLC [Member]
Convertible Loans (Textual)
Issue Date									May 09, 2016
Principal amount of loan									$ 30,000
Interest rate									8.00%
Due date									May 09, 2017
Description of loan accrued interest
The conversion rate will be at a discount of 52% of the lowest price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest.

[1]	This Note was repaid in full with cash on July 14, 2016.
[2]	Reductions are conversions to stock.